Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Schedule of Net Identifiable Assets Acquired and Preliminary AllocationPurchase Price	The net identifiable assets acquired and preliminary purchase price allocation are as follows:
Amount
RMB
Fair value of total consideration transferred:
Cash consideration	53,400,000
Cash acquired from business combination	(840,083)
Subtotal	52,559,917
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	13,222,667
Non-current assets	3,108,661
Current liabilities	(25,463,841)
Non-current liabilities	(875,000)
Total identifiable net liabilities	(10,007,513)
Goodwill*	62,567,430
*	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, intern program design and human resources services fulfillment. The goodwill is not deductible for tax purposes.

Schedule of Unaudited Pro Forma Consolidated Results of Operations	The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period.
For the Year Ended December 31, 2021

Pro forma net income from continuing operations	1,608,904
Pro forma net loss from discontinuing operation	(244,068,780)
Basic weighted average shares outstanding	66,667,000
Earnings per share from continuing operations-basic and diluted	0.02
Loss per share from discontinuing operations-basic and diluted	(3.66)